LEASES (Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Assets:
Operating lease right-of-use assets	$ 28,006	$ 13,333
Liabilities:
Current portion of lease liabilities	15,072	6,106
Non-current portion of lease liabilities	10,721	5,686
Total operating lease liabilities	$ 25,793	$ 11,792
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Total operating lease liabilities	Total operating lease liabilities	Total operating lease liabilities